Exploration and Evaluation Assets	6 Months Ended
Dec. 31, 2021
Disclosure of Exploration and Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS

NOTE 6 – EXPLORATION AND EVALUATION ASSETS

Changes in the Company’s exploration and evaluation assets between the year ended June 30, 2021, and the six months ended

December 31, 2021 are reconciled as follows:

As of	December 31, 2021	June 30, 2021
Balance beginning of the period	$5,730,224	$5,396,879
Exploration and evaluation expenditures	439,491	333,345
Balance end of the period	$6,169,715	$5,730,224